Cover page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-224459
Entity Registrant Name	SEADRILL LIMITED
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Par-la-Ville Place
Entity Address, Address Line Two	4th Floor
Entity Address, Address Line Three	14 Par-la-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
Entity Common Stock, Shares Outstanding	100,384,435
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001737706
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Business Contact
Document Information [Line Items]
Contact Personnel Name	Colleen Simmons
Entity Address, Address Line One	Par-la-Ville Place
Entity Address, Address Line Two	4th Floor
Entity Address, Address Line Three	14 Par-la-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
City Area Code	441
Local Phone Number	295-9500
Contact Personnel Fax Number	295-3494